Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Comprehensive income
Net income/(loss)	SFr 178	SFr (305)	SFr 1,066	SFr (127)	SFr 2,100
Gains/(losses) on cash flow hedges	20	46	31	66	39
Foreign currency translation	345	(855)	(1,053)	(510)	(2,546)
Unrealized gains/(losses) on securities	2	5	(12)	7	(2)
Actuarial gains/(losses)	82	105	92	187	181
Net prior service cost	(25)	(28)	(22)	(53)	(43)
Gains/(losses) on liabilities related to credit risk	(69)	1,266		1,197
Other comprehensive income/(loss), net of tax	355	539	(964)	894	(2,371)
Comprehensive income/(loss)	533	234	102	767	(271)
Comprehensive income/(loss) attributable to noncontrolling interests	22	(21)	(15)	1	(59)
Comprehensive income/(loss) attributable to shareholders	511	SFr 255	117	766	(212)
Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	65		179	(297)	359
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	306		(770)	(312)	(1,140)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	6		9	13	18
Net prior service cost	0		(3)	0	(7)
Gains/(losses) on liabilities related to credit risk	6			55
Other comprehensive income/(loss), net of tax	318		(764)	(244)	(1,129)
Comprehensive income/(loss)	383		(585)	(541)	(770)
Comprehensive income/(loss) attributable to noncontrolling interests	65		(13)	64	(27)
Comprehensive income/(loss) attributable to shareholders	318		(572)	(605)	(743)
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(18)		766	(113)	1,558
Gains/(losses) on cash flow hedges	22		30	68	52
Foreign currency translation	26		(283)	(192)	(1,402)
Unrealized gains/(losses) on securities	1		(12)	5	(5)
Actuarial gains/(losses)	4		8	7	16
Net prior service cost	0		(1)	0	0
Gains/(losses) on liabilities related to credit risk	(56)			987
Other comprehensive income/(loss), net of tax	(3)		(258)	875	(1,339)
Comprehensive income/(loss)	(21)		508	762	219
Comprehensive income/(loss) attributable to noncontrolling interests	(32)		(27)	(76)	(67)
Comprehensive income/(loss) attributable to shareholders	11		535	838	286
Bank
Comprehensive income
Net income/(loss)	47		945	(410)	1,917
Gains/(losses) on cash flow hedges	22		30	68	52
Foreign currency translation	332		(1,053)	(504)	(2,542)
Unrealized gains/(losses) on securities	1		(12)	5	(5)
Actuarial gains/(losses)	10		17	20	34
Net prior service cost	0		(4)	0	(7)
Gains/(losses) on liabilities related to credit risk	(50)			1,042
Other comprehensive income/(loss), net of tax	315		(1,022)	631	(2,468)
Comprehensive income/(loss)	362		(77)	221	(551)
Comprehensive income/(loss) attributable to noncontrolling interests	33		(40)	(12)	(94)
Comprehensive income/(loss) attributable to shareholders	329		(37)	233	(457)
Group parent company
Comprehensive income
Net income/(loss)	170		1,051	(132)	2,105
Gains/(losses) on cash flow hedges	(2)		1	(2)	(13)
Foreign currency translation	4		2	6	(1)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(10)			78
Other comprehensive income/(loss), net of tax	(8)		3	82	(14)
Comprehensive income/(loss)	162		1,054	(50)	2,091
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	162		1,054	(50)	2,091
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(39)		(930)	415	(1,922)
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	9		(2)	(12)	(3)
Unrealized gains/(losses) on securities	1		0	2	3
Actuarial gains/(losses)	72		75	167	147
Net prior service cost	(25)		(18)	(53)	(36)
Gains/(losses) on liabilities related to credit risk	(9)			77
Other comprehensive income/(loss), net of tax	48		55	181	111
Comprehensive income/(loss)	9		(875)	596	(1,811)
Comprehensive income/(loss) attributable to noncontrolling interests	(11)		25	13	35
Comprehensive income/(loss) attributable to shareholders	SFr 20		SFr (900)	SFr 583	SFr (1,846)